Schedule of investments
Delaware Ivy VIP Value
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.74%
Communication Services — 6.51%
AT&T	408,700	$ 6,269,458
Liberty Global Class C †	457,673	7,551,605
Meta Platforms Class A †	58,800	7,977,984
		21,799,047
Consumer Discretionary — 6.58%
AutoZone †	4,191	8,976,829
Lowe's	30,000	5,634,300
Target	50,001	7,419,648
		22,030,777
Consumer Staples — 6.22%
Philip Morris International	124,395	10,326,029
Walmart	81,020	10,508,294
		20,834,323
Energy — 8.48%
Exxon Mobil	183,500	16,021,385
Marathon Petroleum	124,468	12,363,406
		28,384,791
Financials — 18.74%
AGNC Investment	966,418	8,137,240
Allstate	77,600	9,663,528
Ameriprise Financial	32,399	8,162,928
Bank of America	246,800	7,453,360
Capital One Financial ~	98,417	9,071,095
Comerica	94,100	6,690,510
Synchrony Financial	147,149	4,148,130
Wells Fargo & Co.	234,775	9,442,650
		62,769,441
Healthcare — 17.94%
CVS Health	116,624	11,122,431
Elevance Health	24,071	10,934,011
HCA Healthcare	45,601	8,381,008
McKesson	28,951	9,839,576
Regeneron Pharmaceuticals †	16,585	11,424,909
Vertex Pharmaceuticals †	28,862	8,356,704
		60,058,639
Industrials — 10.05%
Lockheed Martin	21,300	8,227,977
Norfolk Southern	44,287	9,284,770
nVent Electric	232,710	7,355,963
Raytheon Technologies	107,318	8,785,051
		33,653,761
Information Technology — 7.50%
Broadcom	17,122	7,602,339
Fidelity National Information Services	72,429	5,473,460
NXP Semiconductors	32,477	4,790,682
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Seagate Technology Holdings	136,349	$ 7,257,857
		25,124,338
Materials — 4.28%
Celanese	73,400	6,630,956
LyondellBasell Industries Class A	102,500	7,716,200
		14,347,156
Real Estate — 2.25%
CBRE Group Class A †	111,741	7,543,635
		7,543,635
REIT Diversified — 2.21%
Weyerhaeuser	258,600	7,385,616
		7,385,616
Utilities — 4.98%
American Electric Power	104,900	9,068,605
Exelon	203,200	7,611,872
		16,680,477
Total Common Stocks (cost $340,073,788)		320,612,001

Short-Term Investments — 4.27%
Money Market Mutual Funds — 4.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	3,570,068	3,570,068
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	3,570,069	3,570,069
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	3,570,068	3,570,068
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	3,570,069	3,570,069
Total Short-Term Investments (cost $14,280,274)		14,280,274
Total Value of Securities Before Options Written—100.01% (cost $354,354,062)		334,892,275

NQ-IV088 [9/22] 11/22 (2605374)    1

Schedule of investments
Delaware Ivy VIP Value   (Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.00%)
Equity Call Options — (0.00%)
Marathon Petroleum, strike price $120, expiration date 10/21/22, notional amount $(2,136,000)	(178)	$ (3,471)
Total Options Written (premium received $30,966)		(3,471)

Liabilities Net of Receivables and Other Assets—(0.01%)		(23,351)
Net Assets Applicable to 67,610,163 Shares Outstanding—100.00%		$334,865,453
†	Non-income producing security.
~	All or portion of the security has been pledged as collateral for outstanding options written.
Summary of abbreviations:
REIT – Real Estate Investment Trust
2    NQ-IV088 [9/22] 11/22 (2605374)